Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) SecurityLoan	Dec. 31, 2014 USD ($) SecurityLoan	Dec. 31, 2013 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	41,312	42,542	44,733
Pre-Modification Outstanding Loan Balance	$ 1,779	$ 1,809	$ 2,158
Post-Modification Outstanding Loan Balance	$ 1,785	$ 1,781	$ 2,058
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	1,607	2,027	2,429
Pre-Modification Outstanding Loan Balance	$ 385	$ 238	$ 166
Post-Modification Outstanding Loan Balance	$ 396	$ 203	$ 155
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	108	78	165
Pre-Modification Outstanding Loan Balance	$ 78	$ 80	$ 205
Post-Modification Outstanding Loan Balance	$ 76	$ 71	$ 198
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,080	2,089	2,179
Pre-Modification Outstanding Loan Balance	$ 260	$ 271	$ 309
Post-Modification Outstanding Loan Balance	$ 258	$ 274	$ 304
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	2,530	2,833	4,290
Pre-Modification Outstanding Loan Balance	$ 54	$ 61	$ 103
Post-Modification Outstanding Loan Balance	$ 54	$ 61	$ 102
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	26,772	26,511	26,669
Pre-Modification Outstanding Loan Balance	$ 133	$ 144	$ 160
Post-Modification Outstanding Loan Balance	$ 134	$ 145	$ 161
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	33,097	33,538	35,732
Pre-Modification Outstanding Loan Balance	$ 910	$ 794	$ 943
Post-Modification Outstanding Loan Balance	$ 918	$ 754	$ 920
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	16	43	123
Pre-Modification Outstanding Loan Balance	$ 5	$ 15	$ 94
Post-Modification Outstanding Loan Balance	$ 5	$ 14	$ 72
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	8,199	8,961	8,878
Pre-Modification Outstanding Loan Balance	$ 864	$ 1,000	$ 1,121
Post-Modification Outstanding Loan Balance	$ 862	$ 1,013	$ 1,066